Document and Entity Information	Feb. 23, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity File Number	1-16427
Entity Incorporation State Country Code	GA
Entity Tax Identification Number	37-1490331
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	(904)
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
Floating Rate Senior Notes Due Two Thousand Twenty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Senior Notes due 2021
Trading Symbol	FIS21B
Security Exchange Name	NYSE
Zero Point One Two Five Percent Senior Notes Due Two Thousand Twenty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Senior Notes due 2021
Trading Symbol	FIS21C
Security Exchange Name	NYSE
One Point Seven Zero Zero Percent Senior Notes Due Two Thousand Twenty Two [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.700% Senior Notes due 2022
Trading Symbol	FIS22B
Security Exchange Name	NYSE
Zero Point One Two Five Percent Senior Notes Due Two Thousand Twenty Two [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Senior Notes due 2022
Trading Symbol	FIS22C
Security Exchange Name	NYSE
Zero Point Seven Five Zero Percent Senior Notes Due Two Thousand Twenty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2023
Trading Symbol	FIS23A
Security Exchange Name	NYSE
One Point One Zero Zero Percent Senior Notes Due Two Thousand Twenty Four [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.100% Senior Notes due 2024
Trading Symbol	FIS24A
Security Exchange Name	NYSE
Two Point Six Zero Two Percent Senior Notes Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.602% Senior Notes due 2025
Trading Symbol	FIS25A
Security Exchange Name	NYSE
Zero Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2025
Trading Symbol	FIS25B
Security Exchange Name	NYSE
One Point Five Zero Zero Percent Senior Notes Due Two Thousand Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
One Point Zero Zero Zero Percent Senior Notes Due Two Thousand Twenty Eight [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
Two Point Two Five Zero Percent Senior Notes Due Two Thousand Twenty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
Two Point Zero Zero Zero Percent Senior Notes Due Two Thousand Thirty [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
Three Point Three Six Zero Percent Senior Notes Due Two Thousand Thirty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
Two Point Nine Five Zero Percent Senior Notes Due Two Thousand Thirty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE